Distribution Date:	07/17/26	CSAIL 2017-CX9 Commercial Mortgage Trust
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-CX9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Exchangeable Certificate Factor Detail	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Additional Information	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	9		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	10		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16
			Attention: CSAIL 2017-CX9 Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	20				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595FAA0	2.024800%	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595FAB8	3.053800%	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595FAF9	3.256300%	14,861,000.00	2,238,580.99	271,457.90	6,074.58	0.00	0.00	277,532.48	1,967,123.09	52.45%	30.00%
A-3	12595FAC6	3.356600%	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12595FAD4	3.175500%	93,339,000.00	91,577,841.21	0.00	242,337.86	0.00	0.00	242,337.86	91,577,841.21	52.45%	30.00%
A-5	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00	52.45%	30.00%
A-S	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00	31.69%	18.13%
B	12595FAK8	3.835635%	42,943,000.00	42,943,000.00	0.00	137,261.38	0.00	0.00	137,261.38	42,943,000.00	22.95%	13.13%
C	12595FAL6	4.025635%	30,061,000.00	30,061,000.00	0.00	100,845.50	0.00	0.00	100,845.50	30,061,000.00	16.83%	9.63%
D	12595FAP7	4.025635%	31,134,000.00	31,134,000.00	0.00	104,445.09	0.00	0.00	104,445.09	31,134,000.00	10.49%	6.00%
E	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00	6.78%	3.88%
F	12595FAT9	4.025635%	8,588,000.00	8,588,000.00	0.00	13,598.77	0.00	0.00	13,598.77	8,588,000.00	5.03%	2.88%
NR*	12595FAV4	4.025635%	24,693,503.00	24,693,503.00	0.00	0.00	0.00	0.00	0.00	24,693,503.00	0.00%	0.00%
Z	12595FAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595FAZ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,876,503.00	491,489,925.20	271,457.90	1,370,362.92	0.00	0.00	1,641,820.82	491,218,467.30

X-A	12595FAG7	0.577749%	703,205,000.00	335,818,422.20	0.00	161,682.39	0.00	0.00	161,682.39	335,546,964.30
X-B	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-E	12595FAM4	0.782635%	18,252,000.00	18,252,000.00	0.00	11,903.87	0.00	0.00	11,903.87	18,252,000.00
Notional SubTotal			794,461,000.00	427,074,422.20	0.00	180,385.57	0.00	0.00	180,385.57	426,802,964.30

Deal Distribution Total					271,457.90	1,550,748.49	0.00	0.00	1,822,206.39

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595FAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595FAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595FAF9	150.63461342	18.26646255	0.40875984	0.00000000	0.00000000	0.00000000	0.00000000	18.67522239	132.36815086
A-3	12595FAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12595FAD4	981.13158712	0.00000000	2.59631944	0.00000000	0.00000000	0.00000000	0.00000000	2.59631944	981.13158712
A-5	12595FAE2	1,000.00000000	0.00000000	2.87133333	0.00000000	0.00000000	0.00000000	0.00000000	2.87133333	1,000.00000000
A-S	12595FAJ1	1,000.00000000	0.00000000	3.08316662	0.00000000	0.00000000	0.00000000	0.00000000	3.08316662	1,000.00000000
B	12595FAK8	1,000.00000000	0.00000000	3.19636215	0.00000000	0.00000000	0.00000000	0.00000000	3.19636215	1,000.00000000
C	12595FAL6	1,000.00000000	0.00000000	3.35469545	0.00000000	0.00000000	0.00000000	0.00000000	3.35469545	1,000.00000000
D	12595FAP7	1,000.00000000	0.00000000	3.35469551	0.00000000	0.00000000	0.00000000	0.00000000	3.35469551	1,000.00000000
E	12595FAR3	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
F	12595FAT9	1,000.00000000	0.00000000	1.58346181	1.77123312	3.57530042	0.00000000	0.00000000	1.58346181	1,000.00000000
NR	12595FAV4	1,000.00000000	0.00000000	0.00000000	3.35469536	64.73802279	0.00000000	0.00000000	0.00000000	1,000.00000000
Z	12595FAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595FAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595FAG7	477.55408764	0.00000000	0.22992213	0.00000000	0.00000000	0.00000000	0.00000000	0.22992213	477.16805811
X-B	12595FAH5	1,000.00000000	0.00000000	0.09313613	0.00000000	0.00000000	0.00000000	0.00000000	0.09313613	1,000.00000000
X-E	12595FAM4	1,000.00000000	0.00000000	0.65219538	0.00000000	0.00000000	0.00000000	0.00000000	0.65219538	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/26 - 06/30/26	30	0.00	6,074.58	0.00	6,074.58	0.00	0.00	0.00	6,074.58	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/26 - 06/30/26	30	0.00	242,337.86	0.00	242,337.86	0.00	0.00	0.00	242,337.86	0.00
A-5	06/01/26 - 06/30/26	30	0.00	402,015.38	0.00	402,015.38	0.00	0.00	0.00	402,015.38	0.00
X-A	06/01/26 - 06/30/26	30	0.00	161,682.39	0.00	161,682.39	0.00	0.00	0.00	161,682.39	0.00
X-B	06/01/26 - 06/30/26	30	0.00	6,799.31	0.00	6,799.31	0.00	0.00	0.00	6,799.31	0.00
X-E	06/01/26 - 06/30/26	30	0.00	11,903.87	0.00	11,903.87	0.00	0.00	0.00	11,903.87	0.00
A-S	06/01/26 - 06/30/26	30	0.00	314,458.33	0.00	314,458.33	0.00	0.00	0.00	314,458.33	0.00
B	06/01/26 - 06/30/26	30	0.00	137,261.38	0.00	137,261.38	0.00	0.00	0.00	137,261.38	0.00
C	06/01/26 - 06/30/26	30	0.00	100,845.50	0.00	100,845.50	0.00	0.00	0.00	100,845.50	0.00
D	06/01/26 - 06/30/26	30	0.00	104,445.09	0.00	104,445.09	0.00	0.00	0.00	104,445.09	0.00
E	06/01/26 - 06/30/26	30	0.00	49,326.03	0.00	49,326.03	0.00	0.00	0.00	49,326.03	0.00
F	06/01/26 - 06/30/26	30	15,441.53	28,810.12	0.00	28,810.12	15,211.35	0.00	0.00	13,598.77	30,704.68
NR	06/01/26 - 06/30/26	30	1,510,701.43	82,839.18	0.00	82,839.18	82,839.18	0.00	0.00	0.00	1,598,608.56
Totals			1,526,142.96	1,648,799.02	0.00	1,648,799.02	98,050.53	0.00	0.00	1,550,748.49	1,629,313.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595FAA0	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595FAB8	N/A	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Exch)	N/A	N/A	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595FAF9	3.256300%	14,861,000.00	2,238,580.99	271,457.90	6,074.58	0.00	0.00	277,532.48	1,967,123.09
A-SB (Exch)	N/A	N/A	14,861,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595FAC6	N/A	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Exch)	N/A	N/A	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595FAD4	3.175500%	93,339,000.00	91,577,841.21	0.00	242,337.86	0.00	0.00	242,337.86	91,577,841.21
A-4 (Exch)	N/A	N/A	93,339,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Cert)	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00
A-5 (Exch)	N/A	N/A	140,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595FAG7	0.577749%	703,205,000.00	335,818,422.20	0.00	161,682.39	0.00	0.00	161,682.39	335,546,964.30
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12595FAM4	0.782635%	18,252,000.00	18,252,000.00	0.00	11,903.87	0.00	0.00	11,903.87	18,252,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00
A-S (Exch)	N/A	N/A	101,992,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595FAK8	3.835635%	42,943,000.00	42,943,000.00	0.00	137,261.38	0.00	0.00	137,261.38	42,943,000.00
B (Exch)	N/A	N/A	42,943,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595FAL6	4.025635%	30,061,000.00	30,061,000.00	0.00	100,845.50	0.00	0.00	100,845.50	30,061,000.00
C (Exch)	N/A	N/A	30,061,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595FAP7	4.025635%	31,134,000.00	31,134,000.00	0.00	104,445.09	0.00	0.00	104,445.09	31,134,000.00
D (Exch)	N/A	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00
E (Exch)	N/A	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595FAT9	4.025635%	8,588,000.00	8,588,000.00	0.00	13,598.77	0.00	0.00	13,598.77	8,588,000.00
F (Exch)	N/A	N/A	8,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595FAV4	4.025635%	24,693,503.00	24,693,503.00	0.00	0.00	0.00	0.00	0.00	24,693,503.00
NR (Exch)	N/A	N/A	24,693,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Cert)	12595FAX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			2,512,214,006.00	918,564,347.40	271,457.90	1,550,748.49	0.00	0.00	1,822,206.39	918,021,431.60
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A	12595FBB7	N/A	703,205,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595FBC5	N/A	73,004,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595FBD3	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595FBF8	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	12595FBH4	N/A	33,281,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-Z	12595FBK7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-A	12595FBM3	N/A	858,876,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-Z	12595FBP6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,717,753,006.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12595FBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12595FBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12595FBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12595FBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	12595FBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-Z	12595FBK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-A	12595FBM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-Z	12595FBP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Additional Information
Total Available Distribution Amount (1)	1,822,206.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,655,014.66	Master Servicing Fee	1,991.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,235.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	204.79
ARD Interest	0.00	Operating Advisor Fee	677.06
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	106.49
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,655,014.66	Total Fees	6,215.61

Principal		Expenses/Reimbursements
Scheduled Principal	271,457.90	Reimbursement for Interest on Advances	437.30
Unscheduled Principal Collections		ASER Amount	69,308.83
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,179.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,699.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	425.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	271,457.90	Total Expenses/Reimbursements	98,050.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,550,748.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	271,457.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,822,206.39
Total Funds Collected	1,926,472.56	Total Funds Distributed	1,926,472.54

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	491,489,926.14	491,489,926.14	Beginning Certificate Balance	491,489,925.20
(-) Scheduled Principal Collections	271,457.90	271,457.90	(-) Principal Distributions	271,457.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	491,218,468.24	491,218,468.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	491,489,926.14	491,489,926.14	Ending Certificate Balance	491,218,467.30
Ending Actual Collateral Balance	491,218,468.24	491,218,468.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.03%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	55,995,383.93	11.40%	12	4.4365	NAP	Defeased	5	55,995,383.93	11.40%	12	4.4365	NAP
9,999,999 or less	4	12,229,396.31	2.49%	12	4.6534	1.947179	1.4999 or less	9	255,059,744.08	51.92%	2	4.1077	1.171591
10,000,000 to 14,999,999	2	25,563,532.97	5.20%	8	4.8197	1.147625	1.5000 to 1.7499	3	58,256,134.05	11.86%	11	3.7541	1.581996
15,000,000 to 19,999,999	1	16,711,636.52	3.40%	8	4.9400	1.940000	1.7500 to 1.9999	1	16,711,636.52	3.40%	8	4.9400	1.940000
20,000,000 to 34,999,999	2	57,355,241.57	11.68%	13	4.3698	1.691596	2.0000 to 2.9999	2	37,695,569.66	7.67%	13	4.3841	2.131153
35,000,000 to 49,999,999	5	201,863,276.94	41.09%	0	3.9769	1.170939	3.0000 or greater	1	67,500,000.00	13.74%	12	3.2900	16.900000
50,000,000 or greater	2	121,500,000.00	24.73%	12	3.4586	10.086667	Totals	21	491,218,468.24	100.00%	7	4.0404	3.720879
Totals	21	491,218,468.24	100.00%	7	4.0404	3.720879
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	55,995,383.93	11.40%	12	4.4365	NAP
							Defeased	5	55,995,383.93	11.40%	12	4.4365	NAP
Alabama	1	1,430,695.09	0.29%	7	4.1853	1.420000
							Industrial	1	4,820,569.66	0.98%	14	4.3300	2.480000
California	2	60,480,241.57	12.31%	14	3.8817	1.342618
							Lodging	1	40,000,000.00	8.14%	(47)	4.0441	1.140000
Illinois	3	45,621,659.24	9.29%	(40)	4.1450	1.191279
							Mixed Use	1	32,875,000.00	6.69%	13	4.3920	2.080000
Indiana	1	1,787,167.41	0.36%	14	4.8670	1.740000
							Office	9	314,889,551.08	64.10%	11	3.8808	4.645420
New Jersey	2	80,863,276.94	16.46%	10	4.4388	1.052513
							Retail	8	42,637,963.57	8.68%	11	4.3920	1.307828
New York	2	99,000,000.00	20.15%	11	3.5526	1.392727
							Totals	25	491,218,468.24	100.00%	7	4.0404	3.720879
North Carolina	2	16,711,636.52	3.40%	8	4.9400	1.940000

Oklahoma	1	1,670,389.98	0.34%	7	4.1853	1.420000

Pennsylvania	2	19,635,207.28	4.00%	9	5.0468	1.325625

Tennessee	2	7,647,810.29	1.56%	7	4.1853	1.420000

Washington	1	67,500,000.00	13.74%	12	3.2900	16.900000

Washington, DC	1	32,875,000.00	6.69%	13	4.3920	2.080000

Totals	25	491,218,468.24	100.00%	7	4.0404	3.720879

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	55,995,383.93	11.40%	12	4.4365	NAP	Defeased	5	55,995,383.93	11.40%	12	4.4365	NAP
	3.9999% or less	4	202,500,000.00	41.22%	12	3.4682	6.573778	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	6	157,924,706.58	32.15%	(4)	4.2438	1.414537	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	5	59,983,740.11	12.21%	11	4.7608	1.264310	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	1	14,814,637.62	3.02%	8	5.2800	0.950000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	16	435,223,084.31	88.60%	6	3.9895	3.778504
	Totals	21	491,218,468.24	100.00%	7	4.0404	3.720879	Totals	21	491,218,468.24	100.00%	7	4.0404	3.720879
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	55,995,383.93	11.40%	12	4.4365	NAP	Defeased	5	55,995,383.93	11.40%	12	4.4365	NAP
	60 months or less	16	435,223,084.31	88.60%	6	3.9895	3.778504	Interest Only	8	356,238,276.94	72.52%	5	3.8384	4.295663
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	8	78,984,807.37	16.08%	10	4.6707	1.446007
	Totals	21	491,218,468.24	100.00%	7	4.0404	3.720879	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	21	491,218,468.24	100.00%	7	4.0404	3.720879
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	55,995,383.93	11.40%	12	4.4365	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	13	314,359,807.37	64.00%	11	3.9890	4.816877
	13 months to 24 months	1	45,000,000.00	9.16%	11	3.4125	1.180000
	25 months or greater	2	75,863,276.94	15.44%	(19)	4.3334	1.017089
	Totals	21	491,218,468.24	100.00%	7	4.0404	3.720879
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10174967	1	OF	Seattle	WA	Actual/360	3.290%	185,062.50	0.00	0.00	N/A	07/11/27	--	67,500,000.00	67,500,000.00	07/11/26
4	10180212	1	OF	New York	NY	Actual/360	3.669%	165,123.00	0.00	0.00	N/A	06/01/27	--	54,000,000.00	54,000,000.00	07/01/26
7	10180213	1	OF	New York	NY	Actual/360	3.413%	127,969.88	0.00	0.00	N/A	06/05/27	--	45,000,000.00	45,000,000.00	07/05/26
8	10180214	1	OF	Madison	NJ	Actual/360	4.266%	159,958.34	0.00	0.00	N/A	02/05/27	--	45,000,000.00	45,000,000.00	07/05/26
9	10180215	1	LO	Chicago	IL	Actual/360	4.044%	134,803.33	0.00	0.00	N/A	08/05/22	--	40,000,000.00	40,000,000.00	07/05/26
10	10180216	1	OF	San Francisco	CA	Actual/360	3.570%	107,100.00	0.00	0.00	N/A	09/05/27	--	36,000,000.00	36,000,000.00	07/05/26
11	10180217	1	OF	Warren	NJ	Actual/360	4.656%	139,151.82	0.00	0.00	N/A	08/09/27	--	35,863,276.94	35,863,276.94	12/09/25
12	10180218	1	MU	Washington	DC	Actual/360	4.392%	120,322.50	0.00	0.00	N/A	08/05/27	--	32,875,000.00	32,875,000.00	07/05/26
14	10180219	1	RT	Folsom	CA	Actual/360	4.340%	88,746.58	57,982.69	0.00	N/A	08/05/27	--	24,538,224.26	24,480,241.57	07/05/26
15	10180220	1	MF	Astoria	NY	Actual/360	3.720%	77,500.00	0.00	0.00	N/A	05/05/27	--	25,000,000.00	25,000,000.00	07/05/26
19	10169914	1	OF	Durham	NC	Actual/360	4.940%	68,951.36	37,680.77	0.00	N/A	03/06/27	--	16,749,317.29	16,711,636.52	07/06/26
20	10180223	1	OF	Fort Washington	PA	Actual/360	5.280%	65,305.41	27,500.19	0.00	N/A	03/06/27	--	14,842,137.81	14,814,637.62	07/06/26
21	10180224	1	MF	Pittsburgh	PA	Actual/360	4.750%	46,330.17	39,187.43	0.00	N/A	09/06/27	--	11,704,464.35	11,665,276.92	07/06/26
22	10167894	1	RT	Various	Various	Actual/360	4.185%	37,609.87	34,524.12	0.00	N/A	02/06/27	--	10,783,419.47	10,748,895.35	07/06/26
24	10180226	1	LO	Arlington	TX	Actual/360	4.990%	34,077.02	17,667.31	0.00	N/A	09/06/27	--	8,194,873.90	8,177,206.59	07/06/26
26	10177698	1	LO	Vero Beach	FL	Actual/360	4.850%	25,453.43	19,177.58	0.00	N/A	09/06/27	--	6,297,754.71	6,278,577.13	07/06/26
27	10180228	1	LO	Biloxi	MS	Actual/360	5.900%	24,037.08	14,574.17	0.00	N/A	09/05/27	--	4,888,897.46	4,874,323.29	07/05/26
28	10180229	1	IN	Aston	PA	Actual/360	4.330%	17,435.25	11,369.56	0.00	N/A	09/06/27	--	4,831,939.22	4,820,569.66	07/06/26
29	10180230	1	RT	Lincolnwood	IL	Actual/360	4.912%	12,924.99	4,878.80	0.00	N/A	09/05/27	--	3,157,571.40	3,152,692.60	07/05/26
30	10109093	1	RT	Bloomingdale	IL	Actual/360	4.800%	9,892.38	4,129.30	0.00	N/A	10/06/26	--	2,473,095.94	2,468,966.64	07/06/26
31	10180231	1	RT	Schereville	IN	Actual/360	4.867%	7,259.75	2,785.98	0.00	N/A	09/05/27	--	1,789,953.39	1,787,167.41	07/05/26
Totals								1,655,014.66	271,457.90	0.00				491,489,926.14	491,218,468.24
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	64,444,730.28	76,991,995.04	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	71,549,766.00	75,715,257.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	20,488,848.06	18,121,016.84	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	9,803,215.07	10,048,767.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	21,909,262.10	19,262,786.52	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	3,830,584.40	3,723,979.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	5,821,731.87	3,985,850.85	01/01/23	09/30/23	06/11/26	17,859,357.06	140,927.95	69,360.03	845,362.75	7,742.09	0.00
12	1	2,955,671.67	3,174,088.99	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,086,503.68	2,307,401.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1	2,912,539.29	2,793,248.56	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	4,527,047.18	4,069,668.21	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,328,897.49	1,443,610.62	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	1,234,881.83	979,847.93	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	369,376.33	304,913.98	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	305,486.62	304,330.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	232,692.36	210,143.23	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		213,801,234.23	223,436,906.75				17,859,357.06	140,927.95	69,360.03	845,362.75	7,742.09	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.040423%	4.025247%	7
06/17/26	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.041241%	4.026065%	8
05/15/26	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.042083%	4.026907%	9
04/17/26	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.042892%	4.027715%	10
03/17/26	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.043827%	4.028650%	11
02/18/26	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.044672%	4.029494%	12
01/16/26	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.045444%	4.030266%	13
12/17/25	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.046263%	4.031084%	14
11/18/25	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.047049%	4.031870%	15
10/20/25	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.047859%	4.032679%	16
09/17/25	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.048636%	4.033456%	17
08/15/25	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.049386%	4.034206%	18
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	10180217	12/09/25	6	6	69,360.03	845,362.75	163,312.03	35,863,276.94	12/18/23	7
Totals					69,360.03	845,362.75	163,312.03	35,863,276.94

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		40,000,000	0	0		40,000,000
0 - 6 Months		2,468,967	2,468,967	0		0
7 - 12 Months		278,775,169	278,775,169	0		0
13 - 24 Months		169,974,332	134,111,055	35,863,277		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	491,218,468	415,355,191	0	0	35,863,277	40,000,000
Jun-26	491,489,926	415,626,649	0	0	35,863,277	40,000,000
May-26	491,745,232	415,881,955	0	0	35,863,277	40,000,000
Apr-26	492,014,531	416,151,254	0	0	35,863,277	40,000,000
Mar-26	492,267,615	416,404,338	0	0	35,863,277	40,000,000
Feb-26	492,565,075	416,701,798	0	0	35,863,277	40,000,000
Jan-26	492,815,827	416,952,550	0	0	35,863,277	40,000,000
Dec-25	493,065,517	417,202,240	0	0	35,863,277	40,000,000
Nov-25	493,329,404	417,466,127	0	0	35,863,277	40,000,000
Oct-25	493,576,920	417,713,643	0	0	35,863,277	40,000,000
Sep-25	493,838,712	417,975,435	0	0	35,863,277	40,000,000
Aug-25	494,084,071	418,220,794	0	0	35,863,277	40,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	10180213	45,000,000.00	45,000,000.00	335,000,000.00	04/01/26	16,219,546.84	1.18000	12/31/24	06/05/27	I/O
9	10180215	40,000,000.00	40,000,000.00	205,000,000.00	05/19/26	16,725,398.84	1.14000	03/31/20	08/05/22	I/O
11	10180217	35,863,276.94	35,863,276.94	34,800,000.00	05/14/26	3,633,674.85	0.88000	09/30/23	08/09/27	I/O
Totals		120,863,276.94	120,863,276.94	574,800,000.00		36,578,620.53

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	10180213	OF	NY	06/05/25	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

9	10180215	LO	IL	04/22/20	7

" 7/13/2026 TLS was appointed as replacement special servicer effective 9/17/25. Loan had transferred to special servicing with former special servicer effective 4/24/20. Per former SS, Lender was the successful bidder at foreclosure sale on

7/12/22 . Final deedrecorded on 10/27/22. Hotel is managed by Marriott. Special Servicer will continue to optimize property operations.
"

11	10180217	OF	NJ	12/18/23	7
" 7/13/2026 Borrower has filed a motion to extend the time to answer the foreclosure complaint through and including 7/31/2026. Estimated receivership hearing date is 8/31/2026.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
5	10178526	1	0.00	5.48000%	0.00	5.48000%	10	06/04/20	06/04/20	06/04/20
9	10180215	1	40,000,000.00	4.04410%	40,000,000.00 4.04410%		10	05/12/20	05/12/20	05/12/20
18	10180222	1	0.00	5.68000%	0.00	5.68000%	10	04/06/20	04/06/20	04/06/20
22	10167894	1	0.00	4.18530%	0.00	4.18530%	8	05/06/19	--	05/06/19
Totals			40,000,000.00		40,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	10173380 04/18/22	19,042,309.76	25,700,000.00	29,266,975.13	5,030,629.71	28,695,475.15	23,664,845.44	0.00	0.00	0.00	0.00	0.00%
23	10180225 07/15/22	10,093,380.32	67,500,000.00	10,465,906.77	372,526.45	10,465,906.77	10,093,380.32	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,135,690.08	93,200,000.00	39,732,881.90	5,403,156.16	39,161,381.92	33,758,225.76	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	10173380	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	10180225	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	9,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	436.33	0.00	0.00	0.00
11	0.00	0.00	7,471.52	0.00	0.00	69,308.83	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,203.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	775.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	721.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.97	0.00	0.00	0.00
Total	0.00	0.00	25,179.85	0.00	2,699.56	69,308.83	0.00	0.00	437.30	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		97,625.54

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Supplemental Notes
Risk Retention

Pursuant to the TSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2017-CX9 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

June Revision
The June reporting was revised to update the total ARA amount.

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